Other financial assets	12 Months Ended
Dec. 31, 2019
Other Financial Assets [Abstract]
Other financial assets [Text Block]

10. Other financial assets

	Dec. 31, 2019	Dec. 31, 2018
Current
Derivative assets	$1,712	$6,628
Restricted cash	337	3,738
	2,049	10,366

Non-current
Investments at fair value through profit or loss	11,287	15,159
	$13,336	$25,525

Investments at fair value through profit or loss consist of securities in Canadian metals and mining companies, all of which are publicly traded. The change in investments at fair value through profit or loss is mostly attributed to fluctuations in market price and foreign exchange impact.